Portfolio of Investments (unaudited)
As of January 31, 2024
abrdn Global Premier Properties Fund

	Shares	Value
COMMON STOCKS—123.3%
AUSTRALIA—3.7%
Diversified REITs—1.8%
Mirvac Group, REIT	4,425,954	$ 6,220,237
Industrial REITs—1.0%
Goodman Group, REIT	205,922	3,418,134
Multi-Family Residential REITs—0.5%
Ingenia Communities Group	614,822	1,780,860
Retail REITs—0.4%
Scentre Group, REIT	681,961	1,355,771
Total Australia		12,775,002
BELGIUM—2.0%
Health Care REITs—1.3%
Aedifica SA, REIT	66,757	4,350,173
Industrial REITs—0.7%
Warehouses De Pauw CVA, REIT	81,837	2,394,317
Total Belgium		6,744,490
CANADA—2.6%
Multi-Family Residential REITs—1.1%
Canadian Apartment Properties REIT	103,559	3,594,852
Retail REITs—1.5%
SmartCentres Real Estate Investment Trust, REIT(a)	289,816	5,315,826
Total Canada		8,910,678
FRANCE—2.8%
Diversified REITs—0.5%
ICADE, REIT	46,408	1,571,199
Office REITs—1.3%
Covivio SA, REIT	39,045	1,890,711
Gecina SA, REIT	25,193	2,778,449
		4,669,160
Retail REITs—1.0%
Unibail-Rodamco-Westfield, REIT(b)	47,493	3,400,722
Total France		9,641,081
GERMANY—3.8%
Real Estate Development—0.8%
Instone Real Estate Group SE(c)	332,743	2,871,320
Real Estate Operating Companies—3.0%
TAG Immobilien AG(b)	173,115	2,423,061
Vonovia SE(a)	257,420	8,019,239
		10,442,300
Total Germany		13,313,620
HONG KONG—2.2%
Real Estate Development—1.6%
CK Asset Holdings Ltd.	1,243,500	5,611,095
Real Estate Operating Companies—0.6%
Swire Properties Ltd.	1,085,800	2,029,114
Total Hong Kong		7,640,209
JAPAN—12.0%
Diversified Real Estate Activities—5.6%
Mitsui Fudosan Co. Ltd.	469,500	11,786,218
	Shares	Value

Sumitomo Realty & Development Co. Ltd.	167,000	$ 5,252,006
Tokyu Fudosan Holdings Corp.	380,600	2,545,289
		19,583,513
Diversified REITs—2.3%
Canadian Solar Infrastructure Fund, Inc., UNIT	5,733	4,421,599
KDX Realty Investment Corp., REIT	3,184	3,453,818
		7,875,417
Hotel & Resort REITs—1.4%
Invincible Investment Corp.	5,781	2,376,574
Japan Hotel REIT Investment Corp.	4,723	2,427,142
		4,803,716
Industrial REITs—0.5%
GLP J-REIT	2,073	1,850,844
Multi-Family Residential REITs—0.5%
Comforia Residential REIT, Inc.	794	1,664,088
Office REITs—1.7%
Nippon Building Fund, Inc., REIT	1,046	4,232,230
Orix JREIT, Inc.	1,360	1,573,124
		5,805,354
Total Japan		41,582,932
MEXICO—4.8%
Industrial REITs—2.5%
Prologis Property Mexico SA de CV	1,439,178	5,920,100
TF Administradora Industrial S de Real de CV	1,227,675	2,646,297
		8,566,397
Real Estate Operating Companies—2.3%
Corp. Inmobiliaria Vesta SAB de CV	2,097,954	7,971,774
Total Mexico		16,538,171
NETHERLANDS—1.4%
Real Estate Operating Companies—1.4%
CTP NV(a)(c)	289,975	4,948,161
SINGAPORE—5.0%
Industrial REITs—2.6%
Daiwa House Logistics Trust	9,387,600	4,507,195
Frasers Logistics & Commercial Trust, REIT(c)	1,706,200	1,420,310
Mapletree Industrial Trust	1,694,700	3,086,651
		9,014,156
Real Estate Operating Companies—1.1%
Capitaland India Trust, UNIT	4,659,180	3,646,768
Retail REITs—1.3%
CapitaLand Integrated Commercial Trust, REIT	3,084,600	4,598,418
Total Singapore		17,259,342
SWEDEN—1.1%
Real Estate Operating Companies—1.1%
Catena AB	90,513	3,859,176
SWITZERLAND—0.7%
Real Estate Operating Companies—0.7%
PSP Swiss Property AG	18,580	2,472,943
UNITED KINGDOM—4.9%
Diversified REITs—1.0%
Land Securities Group PLC(a)	399,472	3,367,829
Industrial REITs—2.4%
Segro PLC(a)	752,913	8,361,904

See accompanying  Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (concluded)
As of January 31, 2024
abrdn Global Premier Properties Fund

	Shares	Value
COMMON STOCKS (continued)
UNITED KINGDOM (continued)
Multi-Family Residential REITs—1.5%
UNITE Group PLC (The), REIT	409,104	$ 5,226,645
Total United Kingdom		16,956,378
UNITED STATES—76.3%
Data Center REITs—11.1%
Digital Realty Trust, Inc., REIT(a)	122,666	17,229,667
Equinix, Inc., REIT(a)	25,516	21,172,411
		38,402,078
Health Care REITs—9.6%
Omega Healthcare Investors, Inc., REIT(a)	154,034	4,466,986
Sabra Health Care REIT, Inc.	332,112	4,430,374
Ventas, Inc., REIT(a)	164,045	7,610,048
Welltower, Inc., REIT(a)	192,071	16,616,062
		33,123,470
Hotel & Resort REITs—3.1%
DiamondRock Hospitality Co., REIT(a)	216,003	1,974,267
Host Hotels & Resorts, Inc., REIT(a)	462,634	8,891,826
		10,866,093
Industrial REITs—11.4%
Americold Realty Trust, Inc.	151,642	4,170,155
Prologis, Inc., REIT(a)	277,497	35,156,095
		39,326,250
Multi-Family Residential REITs—5.5%
AvalonBay Communities, Inc., REIT(a)	73,177	13,099,414
Essex Property Trust, Inc.	26,314	6,138,267
		19,237,681
Office REITs—4.8%
Alexandria Real Estate Equities, Inc., REIT	51,693	6,249,684
Boston Properties, Inc., REIT(a)	59,872	3,981,488
Hudson Pacific Properties, Inc., REIT	336,194	2,753,429
Kilroy Realty Corp., REIT	106,793	3,818,917
		16,803,518
Other Specialized REITs—4.6%
Gaming & Leisure Properties, Inc., REIT(a)	133,026	6,072,637
VICI Properties, Inc., REIT(a)	333,113	10,033,363
		16,106,000
Retail REITs—13.4%
Brixmor Property Group, Inc., REIT(a)	155,403	3,487,243
	Shares	Value

Kimco Realty Corp.	217,405	$ 4,391,581
NNN REIT, Inc.	183,245	7,392,103
Phillips Edison & Co., Inc.	80,806	2,804,776
Realty Income Corp., REIT(a)	268,838	14,622,099
Simon Property Group, Inc., REIT(a)	99,453	13,785,181
		46,482,983
Self Storage REITs—6.2%
Extra Space Storage, Inc., REIT	35,686	5,154,486
Public Storage, REIT(a)	57,188	16,195,070
		21,349,556
Single-Family Residential REITs—5.2%
American Homes 4 Rent, Class A, REIT	180,698	6,333,465
Equity LifeStyle Properties, Inc., REIT(a)	170,984	11,573,907
		17,907,372
Telecom Tower REITs—1.4%
American Tower Corp., REIT(a)	24,081	4,711,448
Total United States		264,316,449
Total Common Stocks		426,958,632
MUTUAL FUNDS—0.3%
CBRE Global Real Estate Income Fund	193,046	1,009,630
SHORT-TERM INVESTMENT—1.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.30%(d)	3,416,318	3,416,318
Total Short-Term Investment		3,416,318
Total Investments (Cost $415,416,861)—124.6%		431,384,580
Liabilities in Excess of Other Assets—(24.6%)		(85,140,457)
Net Assets—100.0%		$346,244,123

(a)	All or a portion of the security has been designated as collateral for the line of credit.
(b)	Non-income producing security.
(c)	Denotes a security issued under Regulation S or Rule 144A.
(d)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of January 31, 2024.

CVA	Dutch Certificate
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See accompanying  Notes to Portfolio of Investments.

Notes to Portfolio of Investments
January 31, 2024 (unaudited)

1.    Summary of Significant Accounting Policies
a.    Security Valuation:
The Fund values its securities at current market value or fair value, consistent with regulatory requirements. "Fair value" is defined in the Fund's Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date. Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the "1940 Act"), the Board designated abrdn Investments Limited (the "Adviser") as the valuation designee ("Valuation Designee") for the Fund to perform the fair value determinations relating to Fund investments for which market quotations are not readily available or deemed unreliable.
Equity securities that are traded on an exchange are valued at the last quoted sale price or the official close price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. Under normal circumstances, the Valuation Time is as of the close of regular trading on the New York Stock Exchange ("NYSE") (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price.
Foreign equity securities that are traded on foreign exchanges that close prior to the Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider. These valuation factors are used when pricing the Fund's portfolio holdings to estimate market movements between the time foreign markets close and the time the Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a valuation factor is generally determined to be a Level 2 investment because the exchange-traded price has been adjusted. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold.
Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund sweeps available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the 1940 Act, and has an objective, which is not guaranteed, to maintain a $1.00 per share NAV. Generally, these investment types are categorized as Level 1 investments.
In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closes before the Valuation Time), the security is valued at fair value as determined by the Valuation Designee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Board. A security that has been fair valued by the  Adviser may be classified as Level 2 or Level 3 depending on the nature of the inputs.
In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair value of its investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1, the highest level, measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for similar assets, and Level 3, the lowest level, measurements to valuations based upon unobservable inputs that are significant to the valuation. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement.
Open-end mutual funds are valued at the respective net asset value (“NAV”) as reported by such company. The prospectuses for the registered open-end management investment companies in which the Fund invests explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing. Closed-end funds and exchange-traded funds (“ETFs”) are valued at the market price of the security at the Valuation Time (defined below). A security using any of these pricing methodologies is generally determined to be a Level 1 investment.
The three-level hierarchy of inputs is summarized below:
Level 1 - quoted prices (unadjusted) in active markets for identical investments;
3

Notes to Portfolio of Investments  (concluded)
January 31, 2024 (unaudited)

Level 2 - other significant observable inputs (including valuation factors, quoted prices for similar securities, interest rates, prepayment speeds, and credit risk, etc.); or
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
4